Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Schedule of other financial liabilities

Other financial liabilities comprise the following at December 31:

	2018			2017
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	9,325	52,524	61,849	10,971	88,420	99,391
Derivative financial instruments	23,463	—	23,463	38,040	—	38,040
Total	32,788	52,524	85,312	49,011	88,420	137,431

Schedule of Derivative financial instruments

	2018	2017
	US$'000	US$'000
Derivatives designated as hedging instruments
Cross currency swap	15,883	26,219

Derivatives not designated as hedging instruments
Cross currency swap	4,501	7,429
Interest rate swaps	3,079	4,392
	23,463	38,040

Schedule of interest rate swaps

The following interest rate swaps were outstanding at December 31:

	2018
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	137,400	2022	2.05	6-month Euribor	(3,079)
Total					(3,079)

	2017
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	143,916	2022	2.05	6-month Euribor	(4,392)
Total					(4,392)